UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09437
                                    ---------

Lindbergh Funds
----------------------------------------------------------------
 (Exact name of registrant as specified in charter)

5520 Telegraph Rd. St. Louis, MO            63129
----------------------------------------------------------------
(Address of principal executive offices)   (Zip code)

Freddie Jacobs, Jr.
-------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  314-416-0055
                                                     ------------

Date of fiscal year end:   08/31
                           -----

Date of reporting period:  08/31/04
                          ---------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                            LINDBERGH SIGNATURE FUND



                   An actively managed asset allocation fund.




                                  ANNUAL REPORT

                                 AUGUST 31, 2004





                            LINDBERGH SIGNATURE FUND

TABLE OF CONTENTS
Management Discussion and Analysis                                           1
Performance Summary                                                          4
Shareholder Expense Example                                                  5
Schedule of Investments                                                      7
Statement of Assets & Liabilities                                           10
Statement of Operations                                                     11
Statement of Changes in Net Assets                                          12
Financial Highlights                                                        13
Notes to Financial Statements                                               14






                            LINDBERGH SIGNATURE FUND

MANAGEMENT DISCUSSION AND ANALYSIS

SEPTEMBER 2, 2004

Dear Fellow Shareholder:

For the fiscal year ending August 31, the Signature Fund earned 1.1%. The S&P 500 by comparison earned 11.5%. As a result of this underperformance, the Fund's performance advantage relative to its target index, the S&P 500, has narrowed considerably since the last annual report. For example, the Fund's since inception return is -2.8% giving it only a small advantage to the S&P 500.

As the Fund's portfolio manager, I surely feel the pain of this past year's underperformance more acutely than most other Fund shareholders. At least from my perspective in managing the Fund's portfolio, this past year was one where nothing seemed to fall into place; or whatever could go wrong did.

Here's one most important example: Over most 12-month periods, the Fund's stock investments have delivered superior returns relative to the S&P 500. But unfortunately, over the past fiscal year this was not the case. During this period, the returns earned by the stocks in the Fund actually lagged the market (S&P 500) by over six percentage points. This, in turn, was one of the major contributing factors to the Fund's underperformance this past fiscal year.

Another important drag on the Fund's returns was asset allocation. Asset allocation is that decision on how to divide or allocate portfolio assets among various alternative investments such as cash, bonds, and stocks. As you can imagine, it is a key determinant of the returns earned in any investment portfolio.

I employ asset allocation as a tool to improve returns and, where practical, to lessen risk. Fund shareholders have benefited in varying degrees from such efforts during the Fund's first three years, but that was not the case over this past fiscal year. Instead, changes in asset allocation during this period actually reduced the Fund's performance.

To summarize, the Fund's performance over this past fiscal year lagged the stock market primarily for two reasons. First, the stocks in its portfolio uncharacteristically underperformed. In addition, Fund returns were further reduced due to my efforts to limit risks and boost returns by the adjustments made to the Fund's overall stock market exposure.

                                     * * * *

In my 18 years as a professional investment manager, I can't recall a more aggravating or frustrating year. But when I put things in perspective, it helps lessen the pain . . . at least a bit.

For example, I've studied many great long-term investment records and the managers that earned them. With only one exception, each of these top managers has been forced to endure extended periods - periods running at least two consecutive years, and quite often more - of lagging performance relative to the stock market. Even Warren Buffett, who is widely regarded as today's greatest living investor, has encountered extended periods of sub-par returns.

The reason even great managers must work through periods of below-average returns is mostly due to the perverse role of luck. Over the short-term, and in investment management anything less than two-to-three years is short-term, luck plays a big role in the returns earned. Simple good luck, for example, can make an inept investment manager look like a genius, and an occasional run of bad luck can make an investment genius look like a bumbling idiot. Unfortunately, the passage of time is the only way to be sure whether a period of lagging performance is simply due to a streak of bad luck, or if it is symptomatic of a more fundamental flaw. It simply takes a fair bit of time to wash out the impact of luck.

                            LINDBERGH SIGNATURE FUND

Here's a recent example of this point: Warren Buffett was interviewed by Barron's in its October 27, 2003 issue. During the interview, Mr. Buffett made one thing very clear - looking ahead, he saw very few good investment opportunities. As a result, he said he was raising and holding a huge amount of cash - about $24 billion worth to be exact - even though cash was paying less than one percent, per annum.

As I'm writing this on September 2, about ten months after Mr. Buffett's comments, we find that the stock market is up over six percent and bonds have, on average, provided close to a four percent return. Thus, the $24 billion Mr. Buffett invested in low returning cash last year has clearly underperformed both the stock and bond markets. On the face of it, Mr. Buffett was wrong . . . but was he really wrong??

Although his returns this past year clearly lag both stocks and bonds, it's important to remember that he's only in the second inning of a long ball game. If, for example, stock prices sell off over the next year or so, and bond prices dribble lower, then over a full two-year span, events could easily prove Mr. Buffett right. (When contemplating bets against Mr. Buffett, history suggests one should tread very carefully.)

As I mentioned above, I was quite disappointed by the Signature Fund's below-average performance over this past fiscal year. But feelings of disappointment are driven by emotions. And when it comes to investing, long-term success depends on maintaining a clear demarcation between one's emotions and clear-headed logic.

My logical side, for example, understands full well that periods of sub-par returns are a natural part of the investment cycle, and so cannot always be avoided. So while I feel considerable pain and frustration over how the last fiscal year played out, my confidence in the conceptual underpinnings and tools used to manage the Signature Fund has never been higher.

The concepts underlying the Fund's investment approach have not changed since it opened to outside shareholders in early 2000. There is, however, one big difference today. That difference is the experience gained in managing the Fund by these concepts in real time conditions and in a very demanding stock market environment. The important lessons of this experience have allowed me to fine tune and improve on the ways we work to achieve the Fund's goals. It is truly ironic then, that despite the tremendous benefit of this experience, the Fund earned much higher relative returns during its first three years than it did over the last fiscal year! But again from my perspective, this was more of a case where everything seemed to break the wrong way.

                                     * * * *

With the just completed fiscal year now one for the history books, what will be the key issues driving stock returns in the ensuing twelve months? The first issue facing the market is election year politics. History shows that in most instances, the stock market isn't affected much by who wins the election. This time, however, it may be different because Mr. Kerry has made it clear that if he wins, his administration will not renew many of the Bush administration tax cuts - specifically those favoring stock investors.

Whether or not this is good economic or social policy is a subject for debate among voters, candidates and the political parties. But for stock investors, there is little to debate. If investor returns are reduced as a result of a tax increase, it's bound to impact the attractiveness of stock investments and as a result, stock prices. If Mr. Kerry wins, I expect any drag on stock prices from the deleterious impact of higher taxes will be short-lived. The market will shift its focus to other breaking news - be it good or bad.

And in my mind, the biggest possible bad news confronting the stock market is overblown expectations regarding economic growth. Economic growth will likely prove disappointing because American consumers have been living and spending well beyond their means for a number of years. Last spring, in the Fund's semi-annual report, I provided a detailed case as to why the law of economics would soon force an end to this spending spree. In a nutshell, consumers are no longer in a position to take on more debt; wages and salaries are growing below the rate of inflation; and Uncle Sam lacks the wherewithal to fund

                            LINDBERGH SIGNATURE FUND
yet another round of tax cuts. As I explained in the spring report, these factors should lead to a significant slowdown in consumer spending.

Now, six months later, signs of such a slowdown are seemingly popping up everywhere. Since consumers have little choice but to pare back spending, I expect economic growth in the year ahead will fall short, perhaps considerably short, of general expectations. If I'm correct in this assessment, stock prices will come under pressure as investors are forced to come to grip with this new reality.

The supply of oil is yet another potential problem facing investors in the year ahead. Supplies are very tight and production capabilities are limited. Unfortunately, much of the world's proven oil reserves rest in areas with significant political instability. One or more of these various political tinderboxes could blow up and this could easily result in a major supply disruption - something along the lines of the 1973-74 oil embargo. During that embargo, oil prices more than tripled. Could it happen again? At the very least, such an event is no longer a remote possibility. And oil in the $110-140 per barrel range would, most likely, push the economy into a very serious recession.

Higher price inflation is yet another looming risk. To prop up the economy, the Federal Reserve has held short-term interest rates below the rate of inflation resulting in negative-real-interest rates. Economic history shows that past instances of Fed-created negative-real-interest rates have, after an appropriate lag, invariably resulted in rising inflation. The Fed has maintained negative-interest rates for around two years, so we're moving into the zone where higher inflation typically begins to manifest itself. And sure enough, inflation this year has jumped ahead by about one percentage point. The financial markets view this uptick in inflation as energy related, and as such, they're not concerned. It's hard to say whether we're in for a new round of rising inflation, or whether the recent increase is nothing more than a short-term blip. But the mere fact that this is now a potential risk is cause for concern. That's because a jump in the inflation rate, if sustained, would cause considerable disruption in the financial markets.

This summary of potential pitfalls suggests that in the year ahead, there are a lot of things that could go wrong . . . but isn't that always the case? Also, don't investors need that proverbial "wall of worry" to climb before stock prices can go higher? That is true, but I don't see much evidence that investors are worried about any of these issues. Instead, we're in an environment where complacency reigns the day; and complacency tends to herald sub-par stock returns. Regarding potential pitfalls, today's market is confronted by a much larger than usual "accidents waiting to happen." Sure, there's a very good chance we'll avoid a major spike in oil prices, and a fair-to-good chance that the inflation cat remains in its bag. But after some years, these types of risks are again back "in play." As such, they should not be dismissed out of hand given their potential to wreak considerable havoc on the financial markets. Regarding the economy, I think there's high probability that growth should prove disappointingly slow. While sluggish growth per se may not tank the stock market, at the very least, it should keep a lid on stock prices.

In conclusion, in the fiscal year ahead, I believe that the greatest risk is not in missing out on a big up move. Instead, the real risk is on the downside. Therefore, when contemplating investment courses of action, I continue to believe it's prudent to err on the side of caution.

Sincerely,

/s/ Dewayne Wiggins

Dewayne Wiggins

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (888) 505-6361. Please read it carefully before investing. The fund is distributed by Unified Financial Securities, Inc. Member NASD.

                            LINDBERGH SIGNATURE FUND

                              PERFORMANCE SUMMARY

                   Lindbergh
                 Signature Fund     S&P 500 Index
                   ($8,765)            (8,492)
                ---------------     -------------
     2/1/2000      10,000.00         10,000.00
    3/31/2000      10,301.72         10,770.52
    6/30/2000      10,330.57         10,484.91
    9/30/2000      10,577.15         10,383.49
   12/31/2000       9,636.98          9,571.77
    3/31/2001       8,482.25          8,436.55
    6/30/2001       8,974.90          8,930.57
    9/30/2001       7,764.79          7,620.51
   12/31/2001       8,527.57          8,435.30
    3/31/2002       8,571.01          8,458.23
    6/30/2002       8,995.21          7,325.32
    9/30/2002       7,979.54          6,060.18
   12/31/2002       7,780.15          6,571.30
    3/31/2003       7,721.88          6,364.28
    6/30/2003       8,219.17          7,344.56
    9/30/2003       8,405.71          7,538.79
   12/31/2003       9,194.16          8,456.68
    3/31/2004       9,619.98          8,600.11
    6/30/2004       9,473.28          8,747.53
    8/31/2004       8,765.37          8,491.82

THIS GRAPH SHOWS THE VALUE OF A HYPOTHETICAL INITIAL INVESTMENT OF $10,000 IN THE FUND AND THE S&P 500 INDEX ON FEBRUARY 1, 2000, INCEPTION DATE FOR PERFORMANCE MEASUREMENT, AND HELD THROUGH AUGUST 31, 2004. The S&P 500 Index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses, which have lowered the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING (888)505-6361.

                          AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDING AUGUST 31, 2004

                                                Since Inception
                                One Year        (February 1, 2000)
                                --------        ------------------
Lindbergh Signature Fund          1.14%               -2.84%
S&P 500 Index                    11.45%               -3.51%

                            LINDBERGH SIGNATURE FUND

FUND HOLDINGS - (UNAUDITED)
-------------

LINBERGH SIGNATURE FUND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004

                                [GRAPH OMITTED]

                    EXCHANGE TRADED     SHORT-TERM          OTHER ASSETS
 COMMON STOCKS           FUNDS          INVESTMENTS       LESS LIABILITIES
 -------------     ----------------    ------------       ----------------
     50.04%             12.68%             37.40%               (0.12)%


The Fund invests in common stocks, bonds and money market instruments in proportions consistent with their expected returns and risks as assessed by the Fund's adviser, Lindbergh Capital Management, Inc. (the "Adviser"). In evaluating potential risk and return tradeoffs, the Adviser reviews general macro-economic conditions, Federal Reserve policy and employs various analytical models.


ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so,

                            LINDBERGH SIGNATURE FUND
compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



----------------------------- ---------------------------- -------------------------------- ---------------------
  Lindbergh Signature Fund      Beginning Account Value            Ending Account              Expenses Paid
                                   February 29, 2004                    Value                  During Period*
                                                                   August 31, 2004            August 31, 2004
----------------------------- ---------------------------- -------------------------------- ---------------------
Actual                                 $1,000.00                       $917.23                     $3.58
(-8.28% return)
----------------------------- ---------------------------- -------------------------------- ---------------------
Hypothetical                           $1,000.00                      $1,021.13                    $3.77
(5% return before expenses)
----------------------------- ---------------------------- -------------------------------- ---------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                            LINDBERGH SIGNATURE FUND

 SCHEDULE OF INVESTMENTS - AUGUST 31, 2004

 COMMON STOCKS - 50.04%
 Number of Shares                                                 Market Value
 ----------------                                                 -------------

            CRUDE PETROLEUM & NATURAL GAS - 6.65%
   6,762    Apache Corp.                                            $ 302,194
  10,160    Patina Oil & Gas Corp.                                    271,983
  15,100    Plains Exploration & Production *                         293,091
                                                                ---------------
                                                                      867,268
                                                                ---------------

            DEEP SEA FOREIGN TRANSPORTATION OF FREIGHT - 2.73%
  13,040    General Maritime Corp. *                                  355,731
                                                                ---------------

            ELECTRIC HOUSWARES & FANS - 2.00%
   9,650    Helen of Troy, Ltd *                                      260,550
                                                                ---------------

            ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 2.36%
   4,570    St. Jude Medical, Inc. *                                  307,333
                                                                ---------------

            MISCELLANEOUS TRANSPORTATION EQUIPMENT - 2.43%
   6,720    Polaris Industries, Inc.                                  316,915
                                                                ---------------

            MOTORCYCLES, BICYCLES & PARTS - 2.46%
   5,250    Harley-Davidson, Inc.                                     320,355
                                                                ---------------

            ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES - 5.24%
   9,320    Mine Safety Appliances Co.                                368,420
   5,920    Respironics, Inc. *                                       314,944
                                                                ---------------
                                                                      683,364
                                                                ---------------

            POULTRY SLAUGHTERING & PROCESSING - 1.93%
   7,360    Sanderson Farms, Inc.                                     251,638
                                                                ---------------

            REAL ESTATE INVESTMENT TRUSTS - 2.00%
  14,560    Annaly Mortgage Management, Inc.                          259,896
                                                                ---------------

            RETAIL - EATING PLACES - 2.24%
 12,150     Applebee's International, Inc.                            292,450
                                                                ---------------

            RETAIL - WOMEN'S CLOTHING STORES - 2.51%
 8,000      Chico's Fashions, Inc. *                                  327,200
                                                                ---------------

 See accompanying notes which are an integral part of the financial statements.

                            LINDBERGH SIGNATURE FUND

 SCHEDULE OF INVESTMENTS - AUGUST 31, 2004

 Number of Shares                                               Market Value
 ----------------                                               -------------

              SERVICES - COMPUTER PROGRAMMING SERVICES - 3.50%
16,620        Cognizant Technology Solutions Corp. *                 $ 455,720
                                                                ---------------

              SERVICES - HEALTH SERVICES - 1.99%
 2,640        Wellpoint Health Networks *                              259,195
                                                                ---------------

              SERVICES - MEDICAL LABORATORIES - 2.30%
 3,500        Quest Diagnostics                                        299,600
                                                                ---------------

              SERVICES - PERSONAL SERVICES - 2.72%
 8,670        Regis Corp.                                              354,863
                                                                ---------------

              SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 2.09%
 6,000        Stryker Corp.                                            271,800
                                                                ---------------

              WHOLESALE - COMPUTERS & PERIPHERAL
                EQUIPMENT & SOFTWARE - 2.64%
 5,740        ScanSource, Inc. *                                       344,630
                                                                ---------------

              WHOLESALE - MEDICAL, DENTAL &
                HOSPITAL EQUIPMENT & SUPPLIES - 2.25%
 4,000        Patterson Companies, Inc. *                              292,920
                                                                ---------------

TOTAL COMMON STOCKS (Cost $5,407,025)                                6,521,428
                                                                ---------------

              EXCHANGE-TRADED FUNDS - 12.68%
31,000        iShares MSCI Japanese Index Fund                         309,380
 8,100        iShares Russell 2000 Value Index Fund                  1,343,385
                                                                ---------------

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,617,613)                        1,652,765
                                                                ---------------



See accompanying notes which are an integral part of the financial statements.

                            LINDBERGH SIGNATURE FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2004

SHORT-TERM INVESTMENTS - 37.40%
Principal Amount                                                Market Value
----------------                                                ------------

                  U.S. TREASURY & AGENCY OBLIGATIONS - 26.82%
$   3,500,000     U.S. Treasury Bill, 10/14/2004
                   (a) (COST $3,495,822)                           $ 3,495,822
                                                                ---------------

                  MONEY MARKET SECURITIES - 10.58%
    1,378,398     Money Market Fiduciary, 0.47%, (b)
                   (COST $1,378,398)                                 1,378,398
                                                                ---------------

TOTAL INVESTMENTS (COST $11,898,858) - 100.12%                      13,048,413
                                                                ---------------

OTHER ASSETS LESS LIABILITIES - (0.12)%                                (15,486)
                                                                ---------------

TOTAL NET ASSETS - 100.00%                                        $ 13,032,927
                                                                ===============

* Non-income producing.
(a) A portion of the security held at broker as collateral for futures trading.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2004.


See accompanying notes which are an integral part of the financial statements.

                            LINDBERGH SIGNATURE FUND

STATEMENT OF ASSETS & LIABILITIES - AUGUST 31, 2004



ASSETS
                                                                     Amount
                                                              -----------------

  Investments in securities, at value (cost $11,898,858)          $ 13,048,413
  Interest receivable                                                      428
  Dividends receivable                                                     932
  Receivable from Advisor                                                7,900
  Variation margin on futures contracts                                  6,375
                                                              -----------------
    TOTAL ASSETS                                                    13,064,048
                                                              -----------------

LIABILITIES
                                                                     Amount
                                                              -----------------

 Accrued administration, fund accounting and transfer agent fees       $ 8,915
 Accrued Advisor fee                                                     7,900
 Accrued expenses                                                       14,110
 Trustee fees payable                                                      196
                                                              -----------------
   TOTAL LIABILITIES                                                    31,121
                                                              -----------------

 NET ASSETS                                                         13,032,927
                                                              =================

SOURCES OF NET ASSETS
                                                                      Amount
                                                              -----------------

 Net Assets consist of:
 Paid in capital                                                 $ 15,625,361
 Accumulated net realized (loss) on investments                    (3,748,622)
 Net unrealized appreciation (depreciation) on:
  Investments                                                       1,149,555
  Futures contracts                                                     6,633
                                                              -----------------

 NET ASSETS                                                      $ 13,032,927
                                                              =================

 Shares of capital stock outstanding
  (no par value, unlimited shares authorized)                         158,944

 Net asset value, offering and redemption price per share
  ($13,032,927 / 158,944)                                             $ 82.00
                                                              =================




See accompanying notes which are an integral part of the financial statements.

                            LINDBERGH SIGNATURE FUND

STATEMENT OF OPERATIONS
-  FOR THE YEAR ENDED AUGUST 31, 2004


INVESTMENT INCOME
                                                                    Amount
                                                              -----------------

    Dividend income                                                  $ 66,045
    Interest income                                                    43,989
                                                              -----------------
    TOTAL INCOME                                                      110,034
                                                              -----------------

EXPENSES
                                                                     Amount
                                                              -----------------

    Investment adviser fee (Note 3)                                 $ 103,069
    Legal expenses                                                     20,481
    Administration expenses                                            18,000
    Fund accounting expenses                                           18,000
    Transfer agent expenses                                            17,407
    Auditing expenses                                                  11,397
    Custodian expenses                                                  7,324
    Registration expenses                                               5,100
    Trustee expenses                                                    4,864
    Pricing expenses                                                    3,322
    Printing expenses                                                     733
    Miscellaneous expenses                                                188
    Insurance expenses                                                  1,701
                                                              -----------------
    Total expenses before waived & reimbursed expenses                211,586
    Expenses waived & reimbursed by Adviser (Note 3)                 (108,550)
                                                              -----------------
    Total operating expenses                                          103,036
                                                              -----------------
    NET INVESTMENT INCOME                                               6,998
                                                              -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                     Amount
                                                              ----------------

    Net realized gain (loss) on:
        Investment securities                                       $ 408,547
        Options                                                      (164,885)
        Futures contracts                                              44,577
    Change in net unrealized appreciation (depreciation) on:
        Investment securities                                        (156,344)
        Options                                                        23,951
        Futures contracts                                             (24,971)
                                                              -----------------
    Net realized and unrealized gain (loss)
        on investment securities                                      130,875
                                                              -----------------
    Net increase in net assets resulting from operations            $ 137,873
                                                              =================



See accompanying notes which are an integral part of the financial statements.

                            LINDBERGH SIGNATURE FUND

STATEMENT OF CHANGES IN NET ASSETS




                                                                 Year ended             Year ended
                                                               August 31, 2004        August 31, 2003
                                                            ----------------------   ------------------

 OPERATIONS
  Net investment income                                        $        6,998           $      8,424
  Net realized gain (loss) on investment securities, options
    and futures contracts                                             288,239               (205,333)
  Change in net unrealized appreciation (depreciation)               (157,364)             1,060,926
                                                            ----------------------   ------------------
  Net increase in net assets resulting from operations                137,873                864,017
                                                            ----------------------   ------------------

 DISTRIBUTIONS
  From net investment income                                          (8,438)                (36,432)
                                                            ----------------------   ------------------
  Total distributions                                                 (8,438)                (36,432)
                                                            ----------------------   ------------------

 SHARE TRANSACTIONS
  Proceeds from shares sold                                          758,721               1,754,615
  Shares issued in reinvestment of distributions                       8,438                  36,432
  Shares redeemed                                                   (738,248)                (39,650)
                                                            ----------------------   ------------------
  Net increase in net assets resulting
   from share transactions                                            28,911               1,751,397
                                                            ----------------------   ------------------
  TOTAL INCREASE IN NET ASSETS                                       158,346               2,578,982
                                                            ----------------------   ------------------

 NET ASSETS
  Beginning of period                                             12,874,581              10,295,599
                                                            ----------------------   ------------------

  End of period                                                 $ 13,032,927            $ 12,874,581
                                                            ======================   ==================

 Accumulated undistributed net investment income                $          -            $          -
                                                            ----------------------   ------------------

 TRANSACTIONS IN FUND SHARES:
  Shares sold                                                          8,614                  24,027
  Shares reinvested                                                      100                     495
  Shares redeemed                                                     (8,465)                   (537)
                                                            ----------------------   ------------------
  Net increase in number of shares outstanding                           249                  23,985
                                                            ======================   ==================




See accompanying notes which are an integral part of the financial statements.

                            LINDBERGH SIGNATURE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD


                                                            Years Ended
                                                             August 31,
                                         ------------------------------------------------------
                                                                                                  Period ended
                                              2004             2003        2002        2001      August 31, 2000(a)
                                         -----------------------------------------------------------------------

     SELECTED PER SHARE DATA:
     Net asset value, beginning of period        $ 81.13      $ 76.43      $ 79.72    $ 111.21         $ 100.00
                                         ----------------    ---------   ----------  ----------  ---------------
     Income from investment operations
        Net investment income                       0.04         0.06         0.26        1.52             4.18
        Net realized and unrealized gain
         (loss)                                     0.88         4.90        (2.07)     (28.05)            8.75
                                         ----------------    ---------   ----------  ----------  ---------------
     Total from investment operations               0.92         4.96        (1.81)     (26.53)           12.93
                                         ----------------    ---------   ----------  ----------  ---------------
     LESS DISTRIBUTIONS:
        From net investment income                 (0.05)       (0.26)       (1.48)      (3.26)           (1.71)
        From net realized gain                         -            -            -       (1.70)           (0.01)
                                         ----------------    ---------   ----------  ----------  ---------------
     Total distributions                           (0.05)       (0.26)       (1.48)      (4.96)           (1.72)
                                         ----------------    ---------   ----------  ----------  ---------------

     Net asset value, end of period              $ 82.00      $ 81.13      $ 76.43     $ 79.72         $ 111.21
                                         ================    =========   ==========  ==========  ===============

     TOTAL RETURN                                   1.14%        6.52%       -2.34%     -23.28%           13.07% (b)

     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (000)            $ 13,033     $ 12,875     $ 10,296    $ 12,928         $ 15,482
     Ratio of expenses to average net assets       0.75%        0.75%        0.75%       0.75%            0.75% (c)
     Ratio of expenses to average net assets
        before waiver & reimbursement              1.54%        1.69%        1.72%       1.57%            2.00% (c)
     Ratio of net investment income to
        average net assets                         0.05%        0.08%        0.32%       1.66%            4.33% (c)
     Ratio of net investment income to
        average net assets before waiver
        & reimbursement                            0.84%        (0.87)%      (0.65)%     0.85%            3.08% (c)
     Portfolio turnover rate                      76.93%        74.13%       63.69%     62.79%            5.38%

(a) For the period October 1, 1999 (effective date of registration) to August 31, 2000.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

                            LINDBERGH SIGNATURE FUND

LINDBERGH SIGNATURE FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2004


NOTE 1 - GENERAL

The Lindbergh Signature Fund (the "Fund") is organized as a non-diversified series of Lindbergh Funds, a Massachusetts business trust (the "Trust"), pursuant to a trust agreement dated June 16, 1999. The Lindbergh Signature Fund's primary objective is to increase the value of your investment over the long-term through capital appreciation and earned income. Capital preservation is an important but secondary objective.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A) Portfolio Valuations

Securities that trade on an organized exchange are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the reported closing price. Lacking a closing price, the securities are valued at the average of the closing bid and asked prices. Debt securities maturing in 60 days or less are usually valued at amortized (gradually reduced) cost. Longer-term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" - which is determined or directed by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service, in accordance with Trust valuation procedures. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.

The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one "strike" price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     B) Futures Contracts

The Fund uses index futures contracts, when appropriate, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying

                            LINDBERGH SIGNATURE FUND

LINDBERGH SIGNATURE FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2004 - CONTINUED


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

index while maintaining a cash balance for liquidity. The Fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The Fund will not effect a futures or options transaction if the aggregate value of the Fund's securities subject to outstanding futures and options would exceed 100% of the Fund's total assets. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Fund and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

     C) Portfolio Transactions and Related Income

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     D) Dividends and Distributions to Shareholders

The Fund intends to comply with federal tax rules regarding the distribution of substantially all of its net investment income as dividends to its shareholders on an annual basis, and to distribute its net long-term capital gains and its short-term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carryovers, such gains will not be distributed.

     E) Federal Income Taxes

The Fund endeavors to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund. For the year and period ended August 31, 2004, there were no such reclassifications.

                            LINDBERGH SIGNATURE FUND

LINDBERGH SIGNATURE FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2004 - CONTINUED


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     F) Other

Accounting principles generally accepted in the United States of America require
that  permanent  tax  differences  relating  to  shareholder   distributions  be
reclassified to paid-in capital.

     G) Estimates

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Lindbergh Capital Management, Inc., (the "Adviser") to manage the Fund's investments. For this and other services, the Fund has agreed to pay to the Adviser a fee equal to 0.75% of the Fund's average annual net assets. Through the fiscal year ending August 31, 2004, the Adviser had entered into an agreement to waive fees and reimburse Fund expenses, as required, so that the Fund's total expense ratio would not exceed 0.75% of Fund assets.

Although the Adviser earned fees of $103,069 for the year ended August 31, 2004, it did not collect any such fees for its services. Instead, to maintain fund expense at 0.75%, the Adviser not only had to forego all fees, but also reimbursed the Fund $5,481. This agreement to cap fund expenses expired on August 31, 2004.

With its expiration, the Adviser has notified the board of trustees that, due to the cost of complying with the many new regulations governing registered investment companies, it lacks the resources to maintain Fund expenses at 0.75% throughout the 2005 fiscal year. The Adviser, however, is committed to maintaining the Fund's expense ratio at 0.75% at least through the end of calendar year 2004.

Certain members of management of the Adviser are also members of management of the trust.

The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Adviser and Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. As of August 31, 2004 the distribution plan has not been activated.

NOTE 4 - SECURITIES TRANSACTIONS

For the year ended August 31, 2004, purchases and sales proceeds from investment securities, excluding short-term investments and U.S. government obligations were as follows:

                            LINDBERGH SIGNATURE FUND

LINDBERGH  SIGNATURE  FUND
NOTES TO THE FINANCIAL  STATEMENTS
AUGUST 31, 2004 - CONTINUED


NOTE 4 - SECURITIES TRANSACTIONS - (CONTINUED)

                                 Purchases          Sales
                                 ---------          -----

Lindbergh Signature Fund        $7,434,996       $6,652,708


NOTE 5 - UNREALIZED APPRECIATION (DEPRECIATION)

At August 31, 2004, the cost for federal income tax purposes is $11,898,858 and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

                                                                    Net
                             Appreciation      Depreciation    Appreciation

 Lindbergh Signature Fund     $1,347,745        $(191,557)      $1,156,188

At August 31, 2004,  the aggregate  settlement  value of open futures  contracts
expiring   in   September   2004  and  the   related   unrealized   appreciation
(depreciation) were:

                         Number of Long         Aggregate            Unrealized
 Futures Contracts         Contracts         Settlement Value       Appreciation

 S&P 500 Index                 5                 $276,025              $6,633




NOTE 6 - RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2004 Charles Schwab & Co. holds 97.69% of outstanding Fund shares in an omnibus account for the benefit of others.

NOTE 7 - CAPITAL LOSS CARRYFORWARDS

At August 31, 2004, the Fund has capital loss carryforwards of $4,158,638 of which $3,823,359 expires in 2009, $119,627 expires in 2010, and $215,652 expires in 2011.

NOTE 8 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended August 31, 2004 and 2003 were as follows:

        Distributions paid from:       2004             2003
                                   ------------    -----------
           Ordinary Income           $  8,438        $  36,432
           Short-term gain                  -                -
           Long-term gain                   -                -
                                   ------------    -----------
                                     $  8,438           36,432
                                   ============    ============

                            LINDBERGH SIGNATURE FUND

LINDBERGH  SIGNATURE  FUND
NOTES TO THE FINANCIAL  STATEMENTS
AUGUST 31, 2004 - CONTINUED


NOTE 8 - DISTRIBUTIONS TO SHAREHOLDERS - (CONTINUED)

On December 24, 2003, the Fund paid an income dividend of $0.0531 per share to shareholders of record on December 23, 2003.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

         Undistributed ordinary income (loss)           $           -
         Undistributed long-term gain (loss)               (3,748,622)
         Unrealized appreciation (depreciation)             1,156,188
                                                        --------------
                                                        $  (2,592,434)
                                                        ==============


NOTE 9 - CHANGE OF AUDITORS

On April 23, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

McCurdy's report on the Fund's balance sheet as of August 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of Cohen, there were no disagreements between the Fund and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                            LINDBERGH SIGNATURE FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------



To The Shareholders and
Board of Trustees
Lindbergh Signature Fund

We have audited the accompanying statement of assets and liabilities of Lindbergh Signature Fund, including the schedule of portfolio investments, as of August 31, 2004, and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2003 and financial highlights for each of the four years in the period then ended were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2004 by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2004 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lindbergh Signature Fund as of August 31, 2004, the results of its operations, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen McCurdy, Ltd.

Westlake, Ohio  44145
October 22, 2004



                            LINDBERGH SIGNATURE FUND

     Trustees and Officers of the Trust (Unaudited)

Trustees and officers of the Trust, together with information as to their principal business occupations during at least the last five years, are shown below. The officers of the Trust listed below are affiliated persons of the Trust and the Adviser.

             (1)                 (2)              (3)                          (4)            (5)           (6)
   NAME, ADDRESS,            POSITIONS HELD    TERM OF         PRINCIPAL OCCUPATION(S)        PORTFOLIOS  OTHER
   AND AGE                   WITH FUND         OFFICE AND      DURING PAST 5 YEARS            OVERSEEN    DIRECTORSHIPS
                                               LENGTH OF                                                  HELD BY
                                               TIME SERVED                                                DIRECTOR
   INTERESTED
   TRUSTEES #
   ----------

   Dewayne L. Wiggins*       Trustee and       Unlimited       President of Adviser since     One         None
   (55)                      President         term of office  1988
   5520 Telegraph Rd. #204                     Served since
   St. Louis, MO 63129                         June 1999


   Susan Wiggins*            Trustee           Unlimited       Secretary of the Adviser       One         None
   (48)                                        term of office  since 1992
   2668 Cripple Creek                          Served since
   St. Louis, MO  63129                        June 1999

   DISINTERESTED
   TRUSTEES
   -------------

   Brian D. Fitzpatrick      Trustee           Unlimited       Associate Professor of         One         None
   (51)                                        term of office  Finance, Rockhurst
   18135 Canterbury                            Served since    University, since 1989;
   Stillwell, KS  66085                        June 1999       Management Assessor, Sprint,
                                                               Inc. since 1992

   Roger J. Levy             Trustee           Unlimited       President, The Illtex          One         None
   (66)                                        term of office  Agency, Inc. since 1994;
   4302B Laclede Ave.                          Served since    Director and Chief Financial
   St. Louis, MO 63108                         June 1999       Officer of Access Control
                                                               Technologies, Inc.
                                                               1990-1998; registered
                                                               representative of Park
                                                               Avenue Life of the Guardian
                                                               Life Insurance Co. to
                                                               January 2002

   David M. Weinbaum (55)    Trustee           Unlimited       Author since 1995;             One         None
   1106 Kingshighway                           term of office  President, Melrose
   Rolla, MO 65401                             Served since    Properties since 1994:
                                               June 1999       owner/operator of eight
                                                               McDonalds restaurants
                                                               through Davaron Corp., Aarmy
                                                               Corp. and sole
                                                               proprietorships since 1975

# Interested Trustee as defined in the 1940 Act, in that they are officers and shareholders of the Adviser.
* Dewayne L. Wiggins and Susan Wiggins are husband and wife

                            LINDBERGH SIGNATURE FUND


OTHER OFFICERS (UNAUDITED)

NAME, ADDRESS AND AGE              POSITION HELD       OCCUPATION DURING PAST 5 YEARS
                                     WITH FUND


Sandra J. Britton (51)              Secretary       Administrative Assistant for Adviser since August 1998.
5520 Telegraph Road #204
St. Louis, MO 63129

Carol Highsmith (39)                Vice            Employed by Unified Fund Services, Inc.  since November
431 N. Pennsylvania St.             President and   1994.
Indianapolis, IN 46204              Secretary

Freddie Jacobs, Jr. (33)            Principal       Employed by Unified Fund Services, Inc. since December
431 N. Pennsylvania St.             Accounting      2003; Employed by  U.S. Bancorp from 1998 - 2003
Indianapolis, IN 46204              Officer



ADDITIONAL INFORMATION - TRUSTEES AND PROXY VOTING

Part B of the Trust's Registration Statement on Form N-1A, the Statement of Additional Information ("SAI"), includes additional information about the Trustees.

The SAI also includes a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities.

You may obtain a copy of the SAI, without charge, by calling (888) 505-6361, Monday through Friday, 7 a.m. to 4 p.m. ET; and on the Securities and Exchange Commission ("SEC") website at www.sec.gov.

Beginning in August 2004, the Trust will, without charge, provide a copy of its proxy voting record during the most recent 12-month period ended June 30, 2004 to shareholders requesting same by calling (888) 505-6361. The proxy voting record will also be available on the SEC website at www.sec.gov.

                            LINDBERGH SIGNATURE FUND

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)  Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)  Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert. The audit committee is made up of individuals who have extensive financial and business experience, but do not have the accounting experience necessary to come within the definition of "audit committee financial expert." Due to the size of the fund, the board of trustees has concluded that it would not be cost effective to commence a search for an individual willing to serve on the board who has a background to come within the definition of "audit committee financial expert" and to expand the number of independent trustees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES
    ----------

The aggregate fees billed for the 2003 and 2004 fiscal years for professional services rendered by McCurdy & Associates, CPA's, Inc. and Cohen McCurdy, Ltd. (the "principal accountant"), respectively, for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years:

         FY 2004           $ 9,642
         FY 2003           $ 9,312


(b) AUDIT-RELATED FEES
    ------------------

                           Registrant               Adviser
                           ----------               -------

         FY 2004           $ 0                      $ 0
         FY 2003           $ 630                    $ 0

         Nature of the fees:        post-effective consent


(c) TAX FEES
    --------

Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

                           Registrant                Adviser
                           ----------                -------

         FY 2004           $ 650                     $ 0
         FY 2003           $ 630                     $ 0

         Nature of the fees:        review excise tax dividend calculations

(d) ALL OTHER FEES
    --------------

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


(e) (1) AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
        ---------------------------------------

In January 2001 registrant adopted an audit committee charter to provide the audit committee with guidance. The audit committee consisted (and consists) of three independent members of the board of trustees. The charter called for receipt and review of the principal accountant's written statement concerning independence; dialogue concerning relationships or services to others [which involved all service providers including registrant's custodian, investment adviser, transfer agent, fund accountants and administrator]; and, prior to the board of trustees selecting registrant's auditor, review and assess services provided, fees charged and to be charged, and other relevant data. For the current fiscal year, 2004, the audit committee addressed separate approval of non-audit services.

In October 2003 registrant revised its audit committee charter to contain, among other things, express provision for selecting registrant's auditor and for pre-approving all permitted non-audit services. With respect to auditor selection, the revised charter expressly states that the audit committee is to consider:

(a) the audit scope and plan to assure completeness and effective use of resources;
(b) the auditor's formal written statement delineating relationships with the Trust;
(c) the auditors relationships or service to others which may impact objectivity or independence;
(d) rotation of audit partners; and (e) fees or other compensation paid to the auditor

(2) PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
    -------------------------------------------------------

                              Registrant             Adviser
                              ----------             -------

    Audit-Related Fees:       100 %                  N.A.%
    Tax Fees:                 100 %                  N.A.%
    All Other Fees:           N.A.%                  N.A.%


All  services  to  registrant's   principal   accountant  were  pre-approved  by
registrant's board of trustees as recommended by its audit committee.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                           Registrant                Adviser
                           ----------                -------

         FY 2004           $ 650                     $ 0
         FY 2003           $ 1,260                   $ 0

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 26, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code is filed herewith.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Lindbergh Funds
            ------------------------------------------

By (Signature and Title)
*/s/ Dewayne Wiggins
------------------------------------------------------
         Dewayne Wiggins, President

Date  November 3, 2004
    --------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*/s/ Dewayne Wiggins
------------------------------------------------------
         Dewayne Wiggins, President

Date November 3, 2004
    --------------------------------------------------

By (Signature and Title)
* /s/ Freddie Jacobs, Jr.
------------------------------------------------------------
         Freddie Jacobs, Jr., Principal Accounting Officer

Date November 5, 2004
    --------------------------------------------------------